Schedule of condensed balance sheets (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash and cash equivalents		$ 268	$ 1,972
Prepayments and other current assets, net		4,206	8,120
Total current assets		11,622	21,087
TOTAL ASSETS		11,998	21,857
LIABILITIES
Accrued expenses and other current liabilities		13,908	17,189
Amounts due to related parties		752	767
Convertible notes		9,468	4,346
TOTAL LIABILITIES		37,569	57,034
Shareholders’ deficit
Additional paid-in capital		94,554	84,824
Accumulated deficit		(146,040)	(129,532)
Accumulated other comprehensive income		11,495	10,967
Total AUTOZI’s shareholders’ deficit		(39,991)	(33,741)
Non-controlling interests		14,420	(1,436)
Total shareholders’ deficit		(25,571)	(35,177)	$ (147,271)	$ (138,032)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		11,998	21,857
Common Class A [Member]
Shareholders’ deficit
Ordinary shares	[1]
Common Class B [Member]
Shareholders’ deficit
Ordinary shares	[1]
Parent Company [Member]
Current assets
Cash and cash equivalents		18	825
Restricted cash			501
Prepayments and other current assets, net		2,516	5,800
Amount due from subsidiary of the Company		4,189	1,500
Total current assets		6,723	8,626
TOTAL ASSETS		6,723	8,626
LIABILITIES
Accrued expenses and other current liabilities			62
Amounts due to related parties		502	21
Convertible notes		5,184
Investment deficit in subsidiaries		41,028	42,284
TOTAL LIABILITIES		46,714	42,367
Shareholders’ deficit
Additional paid-in capital		94,554	84,824
Accumulated deficit		(146,040)	(129,532)
Accumulated other comprehensive income		11,495	10,967
Total AUTOZI’s shareholders’ deficit		(39,991)	(33,741)
Non-controlling interests
Total shareholders’ deficit		(39,991)	(33,741)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		6,723	8,626
Parent Company [Member] | Common Class A [Member]
Shareholders’ deficit
Ordinary shares	[2]
Parent Company [Member] | Common Class B [Member]
Shareholders’ deficit
Ordinary shares	[2]

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation (See Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation (See Note 16).